CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 8,464	$ 9,554
Ordinary shares, authorized	125,000,000	125,000,000
Ordinary shares, issued	74,367,450	73,455,167
Ordinary shares, outstanding	61,769,554	60,925,954
Treasury shares	12,597,896	12,529,213